CREDIT FACILITIES AND NOTES PAYABLE AND REPURCHASE FACILTY (Schedule of Maturities of Long-term Debt) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Remainder of 2020	$ 264
Year One	201,301	$ 165,678
Year Two	913,963	97,701
Year Three	393,646	913,962
Year four	204,265	366,155
Year Five		67,765
Thereafter	0
Thereafter		0
Total	$ 1,713,439	$ 1,611,261	$ 2,529,666